Bank overdrafts and short-term borrowings (Tables)	12 Months Ended
Dec. 31, 2022
Bank Overdrafts And Short Term Borrowings [Abstract]
Schedule of Bank Overdrafts and Short-term Borrowings

Bank overdrafts and short-term borrowings as at December 31, 2022 and 2021 are analysed as follows:

	31/12/22	31/12/21
Bank overdrafts	1,754	1,223
Borrowings related to a recourse factoring agreement	17,307	26,341
Borrowings secured with trade receivables not part of factoring agreement	9,703	8,327
Borrowings unsecured	490	256
Total	29,254	36,147

Summary of Weighted Average Interest Rates on Bank Overdrafts and Short-Term Borrowings

The weighted average interest rates on the bank overdrafts and short-term borrowings for the years ended December 31, 2022 and 2021 are as follows:

	2022	2021
Bank overdrafts	5.12%	5.53%
Borrowings	3.30%	3.92%